Condensed Consolidated Balance Sheets - USD ($) $ in Millions		Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	[1],[2]	$ 98		$ 27
Accounts receivable	[1]	27		203
Due from related parties	[1]	212		0
Restricted cash ($55 and $0 related to VIE, respectively)	[1]	80		2
Prepaid expenses	[1]	3		1
Other current assets	[1]	9		7
Total current assets	[1]	429		240
Non-current assets:
Property, plant and equipment - net ($408 and $0 related to VIE, respectively)	[1]	2,579		1,758
Construction work in progress	[1]	10		542
Deferred income taxes	[1]	127		29
Other non-current assets	[1]	84		70
Total non-current assets	[1]	2,800		2,399
TOTAL ASSETS	[1]	3,229		2,639
Current liabilities:
Accounts payable and accrued expenses	[1]	70		43
Due to related parties	[1]	36		15
Current maturities of long-term debt	[1]	78		370
Accrued interest	[1]	21		16
Other current liabilities	[1]	19		10
Total current liabilities	[1]	224		454
Non-current liabilities:
Long-term debt	[1]	1,758		1,429
Deferral related to differential membership interests - VIE	[1]	248		0
Accumulated deferred income taxes	[1]	56		9
Asset retirement obligation	[1]	20		15
Non-current due to related party	[1]	16		0
Other non-current liabilities	[1]	23		13
Total non-current liabilities	[1]	2,121		1,466
TOTAL LIABILITIES	[1]	2,345		$ 1,920
COMMITMENTS AND CONTINGENCIES	[1]
EQUITY
Limited partners (common units issued and outstanding - 18.7)	[1]	554		$ 0
Additional paid in capital	[1]	0		671
Retained earnings	[1]	0		63
Accumulated other comprehensive loss	[1]	(3)		(15)
Noncontrolling interest	[1]	333		0
TOTAL EQUITY	[1]	884		719
TOTAL LIABILITIES AND EQUITY	[1]	$ 3,229		$ 2,639

[1]	Prior-period financial information has been retrospectively adjusted as discussed in Note 2 - Basis of Presentation.
[2]	Prior-period financial information has been retrospectively adjusted as discussed in Note 2 - Basis of Presentation.